Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2023
Discontinued operations and assets held for sale
Schedule of net assets and liabilities held for sale

	As previously	Impact of
	presented	reclassification	Re-presented
	2022	2022	2022
	€m	€m	€m
Non-current assets
Investments in associates and joint ventures	4,268	1,055	5,323
Assets held for sale	959	(959)	–

Total assets	153,953	96	154,049

Equity
Accumulated losses	(122,118)	96	(122,022)

Total equity and liabilities	153,953	96	154,049